Real Estate Owned and Held-For-Sale, Results for Held-For-Sale (Details) - Held-For-Sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Property operating income	$ 2,845	$ 10,972
Expenses:
Property operating expenses	1,994	8,224
Depreciation	335	1,563
Net income	$ 516	$ 1,185